CONSOLIDATED BALANCE SHEETS - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
CASH AND BALANCES WITH THE CENTRAL BANK	$ 65,207	$ 55,310
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	268,127	267,524
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	79,927	107,425
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	236,980	155,789
FINANCIAL ASSETS AT AMORTIZED COST:	747,823	766,225
HEDGING DERIVATIVES	9,256	9,285
NON-CURRENT ASSETS HELD FOR SALE	935	1,277
TANGIBLE ASSETS	10,542	8,714
RIGHT-OF-USE ASSETS	5,611
INTANGIBLE ASSETS:	8,832	8,044
Goodwill	1,734	1,734
Other intangible assets	7,098	6,310
TAX ASSETS	23,135	21,968
Current	5,734	4,394
Deferred	17,401	17,574
OTHER ASSETS	11,173	7,163
TOTAL ASSETS	1,467,548	1,408,724
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	153,600	182,646
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	273,725	178,265
FINANCIAL LIABILITIES AT AMORTISED COST:	864,266	890,284
HEDGING DERIVATIVES	7,523	8,393
PROVISIONS	9,104	6,800
LEASE LIABILITIES	5,919
TAX LIABILITIES	322	194
Current	217	107
Deferred	105	87
OTHER LIABILITIES	18,291	18,855
TOTAL LIABILITIES	1,332,750	1,285,437
SHAREHOLDERS' EQUITY	132,715	124,240
Share capital	25,660	25,660
Accumulated reserves	86,674	79,227
Profit for the year attributable to the Parent	20,381	19,353
VALUATION ADJUSTMENTS:	2,043	(985)
Financial assets at fair value through other comprehensive income	2,319	(695)
Cash flow hedges	(276)	(290)
TOTAL SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE PARENT	134,758	123,255
NON-CONTROLLING INTERESTS	40	32
TOTAL EQUITY	134,798	123,287
TOTAL LIABILITIES AND EQUITY	1,467,548	1,408,724
Provision for pensions and other employment defined benefit obligations
LIABILITIES AND EQUITY
PROVISIONS	6,406	4,370
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
PROVISIONS	1,558	1,516
Provisions for off-balance sheet risk
LIABILITIES AND EQUITY
PROVISIONS	1,075	852
Other provisions member
LIABILITIES AND EQUITY
PROVISIONS	65	62
Trading derivative liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	144,481	153,727
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	9,119	28,919
Deposits - Central banks
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	111,574	30,995
Deposits - Credit institutions
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	29,689	13,801
FINANCIAL LIABILITIES AT AMORTISED COST:	72,969	94,849
Deposits - Customers
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	129,216	128,719
FINANCIAL LIABILITIES AT AMORTISED COST:	630,055	646,089
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	129,216	128,719
Debt instruments
LIABILITIES AND EQUITY
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	3,246	4,750
FINANCIAL LIABILITIES AT AMORTISED COST:	111,211	98,312
PROVISIONS	9,104	6,800
Subordinated liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTISED COST:	34,267	37,228
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTISED COST:	15,764	13,806
Loans and advances - Credit institutions
ASSETS
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	54,138	98,332
FINANCIAL ASSETS AT AMORTIZED COST:	36,895	47,034
Loans and advances - Customers
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:		9,093
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	25,789	9,093
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	2,875	771
FINANCIAL ASSETS AT AMORTIZED COST:	699,671	666,772
Debt instruments.
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	110,613	110,222
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	233,463	154,483
FINANCIAL ASSETS AT AMORTIZED COST:	11,257	52,419
Equity instruments.
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	5,767	2,349
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	642	535
Trading derivative assets
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	$ 151,747	$ 154,953